Note 11 - Major Customers (Details Textual) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	4 Months Ended	8 Months Ended
	Dec. 31, 2020	Aug. 21, 2020
Lion Oil Trading and Transportation, LLC [Member]
Concentration Risk, Percentage	98.00%	49.00%
Enlink Crude Purchasing, LLC [Member]
Concentration Risk, Percentage		44.00%